Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (3,654,528)	$ (573,476)	¥ (3,470,480)	¥ (1,523,657)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	67,422	10,580	63,669	70,708
Share-based compensation	3,628,602	569,407	3,254,335	455,634
Modification of options	209,311	32,845	231,972	0
Allowance for doubtful accounts	1,591	250	18,678	62,857
Provision for loans receivable	97,658	15,325	94,160	127,790
(Gain) Loss from disposal of property and equipment	283	44	1,425	(228)
Net loss from disposal of investment in equity investees	124	19	0	0
Investment income from forward contract	(25,878)	(4,061)	0	0
Share of loss in equity method investees	11,321	1,777	11,054	1,729
Unrealized gains from fair value changes of trading securities and derivative assets	(23,967)	(3,761)	(18,140)	0
Impairment loss and others	96,099	15,080	22,030	710,331
Changes in operating assets and liabilities:
Accounts receivable	18,799	2,950	(16,396)	(6,446)
Amounts due from related parties	(7,075)	(1,110)	1,130	10,851
Loans receivable	(561,368)	(88,091)	79,978	(876,654)
Prepayments and other current assets	(656,008)	(102,942)	(27,773)	413,677
Deferred tax assets	(1,450)	(228)	(1,958)	(14,005)
Accounts payable	5,314	834	5,859	(18,460)
Prepaid for freight listing fees and other service fees	41,898	6,575	58,137	(3,424)
Income tax payable	5,614	881	15,465	3,953
Other tax payable	191,621	30,070	6,404	(209,445)
Amounts due to related parties	(31,213)	(4,898)	22,242	28,669
Accrued expenses and other current liabilities	385,712	60,527	233,501	(147,512)
Deferred tax liabilities	(11,301)	(1,773)	(10,550)	(10,333)
Net cash (used in) provided by operating activities	(211,419)	(33,176)	574,742	(923,965)
Cash flows from investing activities:
Purchases of short-term investments	(23,340,272)	(3,662,598)	(9,377,260)	(6,341,221)
Maturity of short-term investments	10,069,291	1,580,091	6,613,919	3,177,061
Maturity of forward contracts	25,878	4,061	0	0
Payments for investment in equity investees	(887,327)	(139,241)	(34,475)	(214,739)
Acquisition of subsidiaries, net of cash acquired	(242,009)	(37,976)	(17,728)	0
Prepayments for long-term investments	0	0	(100,000)	0
Net cash out in relation to disposal of a subsidiary	(401)	(63)	0	0
Return of prepayments for equity investments	0	0	90,000	0
Return from dissolution of an equity investment	11,929	1,872	0	0
Loans to related parties	0	0	(63,482)	(48,458)
Repayments of loans from related parties	0	0	109,792	0
Loans to a third party company	0	0	0	(295,659)
Repayments of loans from a third party company	0	0	120,000	340,167
Purchases of property and equipment and intangible assets	(43,220)	(6,782)	(53,064)	(10,418)
Proceeds from disposal of property and equipment and intangible assets	7,158	1,123	21,403	2,068
Net cash used in investing activities	(14,398,973)	(2,259,513)	(2,690,895)	(3,391,199)
Cash flows from financing activities:
Proceeds from short-term loans	0	0	0	1,216,469
Repayments of short-term loans	0	0	(500,000)	(1,230,879)
Cash received from investors of the consolidated trusts	0	0	0	420,100
Cash paid to investors of the consolidated trusts	(31,400)	(4,927)	(388,700)	0
Proceeds from exercise of share options	20	3	87	0
Cash paid for repurchase of ordinary shares and convertible redeemable preferred shares	(2,208,791)	(346,608)	(557,836)	(384,880)
Taxes paid for employees through repurchase of ordinary shares	(376,646)	(59,104)
Proceeds from initial public offering, net	11,059,043	1,735,405	0	0
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost	385,788	60,539	11,081,037	1,672,415
Capital received from non-controlling interests	73,500	11,534	0	0
Loans to a shareholder pledged by preferred shares	0	0	(1,310,140)	0
Net cash provided by financing activities	8,901,514	1,396,842	8,324,448	1,693,225
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(87,677)	(13,759)	(127,770)	19,884
Net (decrease) increase in cash, cash equivalents and restricted cash	(5,796,555)	(909,606)	6,080,525	(2,602,055)
Cash and cash equivalents and restricted cash, beginning of the year	10,160,168	1,594,352	4,079,643	6,681,698
Cash and cash equivalents and restricted cash, end of the year	4,363,613	684,746	10,160,168	4,079,643
The following table provides a reconciliation of cash and cash equivalents, and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statement of Cash Flows.
Cash and cash equivalents, end of the year	4,284,291	672,299	10,060,391	3,983,721
Restricted cash, current	65,822	10,329	86,277	95,922
Restricted cash, non-current	13,500	2,118	13,500
Cash and cash equivalents and restricted cash, end of the year	4,363,613	684,746	10,160,168	4,079,643
Supplemental disclosure of cash flow information:
Cash paid for interest (excluding interest paid to investors of consolidated trusts)	65	10	9,052	39,924
Income taxes paid	49,612	7,785	16,379	5,250
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of intangible assets through prepayments made in prior year	43,000	6,748	20,875
Investment in equity investees through prepayments made in prior year	100,000	15,692
Waiver of payable to an equity investee	771	121
Repurchase of ordinary shares through offsetting loans or interests receivable	5,400	847	525	110,619
Consideration payable for repurchase of ordinary shares	129,738	20,359	315,083	47,712
Consideration payable for repurchase of share options			¥ 9,519
Consideration payable for purchasing equity investments				¥ 35,083
Consideration payable for acquisition	76,586	12,018
Tax payable for employees through repurchase of ordinary shares	¥ 250,008	$ 39,232